PIMCO All Asset Portfolio Average Annual Total Returns - Administrative Class [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate (USD Hedged) Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.86%	0.34%	2.39%
Bloomberg U.S. TIPS: 1-10 Year Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.47%	2.52%	3.32%
Consumer Price Index + 500 Basis Points (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.65%	9.47%	8.21%
Administrative
Prospectus [Line Items]
Average Annual Return, Percent	14.20%	5.60%	6.77%